ACQUISITION OF NOUMENA (Details) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Mar. 20, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total consideration estimated at acquisition date:
ADS ratio			0.025
Purchase price allocation:
Goodwill		$ 90,019,108	$ 90,266,629
Noumena [Member]
Total consideration estimated at acquisition date:
Cash consideration	14,880,600
Fair value of ordinary shares issued (determined based on the market closing price of the Company's ADSs at the acquisition date after lock up discount)	4,230,000
Total	19,110,600
Cash paid during period		2,880,000	3,000,000	9,000,000
Acquisition-related costs	77,783
Revenues				2,946,157
Net income				2,074,536
Purchase price allocation:
Tangible assets acquired (including cash of $586,701)	669,600
Acquired intangible assets	3,487,524
Goodwill	14,953,476
Total	19,110,600
Cash	$ 586,701
Noumena [Member] | Common Stock [Member]
Total consideration estimated at acquisition date:
Number of shares issued in business acquisition	40
Noumena [Member] | American Depositary Shares [Member]
Total consideration estimated at acquisition date:
Number of shares issued in business acquisition	1
Noumena [Member] | Product Technologies [Member]
Purchase price allocation:
Amortization period		3 years